Variable Portfolio – Managed Volatility Moderate Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
BAE Systems PLC(a)
03/26/2034	5.300%	796,000	824,959
Boeing Co. (The)
08/01/2059	3.950%	777,000	557,900
05/01/2060	5.930%	100,000	100,126
L3Harris Technologies, Inc.
07/31/2033	5.400%	159,000	165,636
06/01/2034	5.350%	68,000	70,400
08/15/2054	5.500%	60,000	59,638
Lockheed Martin Corp.
02/15/2055	5.200%	186,000	178,769
Northrop Grumman Corp.
06/01/2043	4.750%	375,000	347,569
10/15/2047	4.030%	295,000	240,562
Raytheon Technologies Corp.
02/27/2053	5.375%	319,000	311,375
United Technologies Corp.
07/15/2038	6.125%	380,000	416,087
11/01/2046	3.750%	70,000	54,812
Total			3,327,833
Banking 0.1%
Bank of America Corp.(b)
03/20/2051	4.083%	1,075,000	874,957
Subordinated
02/12/2036	5.744%	135,000	140,575
Barclays PLC(b)
08/11/2046	5.860%	200,000	205,476
Citigroup, Inc.
07/23/2048	4.650%	230,000	205,270
Citigroup, Inc.(b)
Subordinated
02/13/2035	5.827%	205,000	212,802
Goldman Sachs Group, Inc. (The)(b)
11/19/2045	5.561%	280,000	284,150
01/28/2056	5.734%	410,000	425,248
HSBC Holdings PLC(b)
05/13/2036	5.790%	445,000	469,015
Subordinated
09/10/2036	5.741%	200,000	203,684
JPMorgan Chase & Co.(b)
11/15/2048	3.964%	1,120,000	915,295
Subordinated
07/23/2036	5.576%	110,000	114,123
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
01/18/2036	5.587%	88,000	92,144
04/17/2036	5.664%	1,032,000	1,088,934
Wells Fargo & Co.(b)
04/04/2051	5.013%	595,000	556,047
Total			5,787,720
Building Materials 0.0%
JH North America Holdings, Inc.(a)
07/31/2032	6.125%	230,000	235,668
Cable and Satellite 0.0%
Charter Communications Operating LLC
06/30/2062	3.950%	318,000	201,062
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	730,000	630,434
Comcast Corp.
05/15/2053	5.350%	191,000	179,238
11/01/2056	2.937%	730,000	432,854
NBCUniversal Media LLC
01/15/2043	4.450%	326,000	284,920
Total			1,728,508
Chemicals 0.0%
Dow Chemical Co. (The)
03/15/2055	5.950%	135,000	128,332
LYB International Finance III LLC
04/01/2051	3.625%	365,000	244,108
Total			372,440
Construction Machinery 0.0%
Caterpillar, Inc.
05/15/2035	5.200%	336,000	347,725
United Rentals North America, Inc.
02/15/2031	3.875%	190,000	179,695
Total			527,420
Diversified Manufacturing 0.0%
Carrier Global Corp.
04/05/2040	3.377%	380,000	306,763
Siemens Funding BV(a)
05/28/2035	5.200%	239,000	247,861
Total			554,624

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 0.1%
AEP Texas, Inc.
01/15/2050	3.450%	717,000	498,364
05/15/2051	3.450%	235,000	161,589
Consolidated Edison Co. of New York, Inc.
11/15/2053	5.900%	169,000	176,658
03/15/2055	5.500%	320,000	316,955
Dominion Energy, Inc.
03/15/2035	5.450%	140,000	143,495
Duke Energy Carolinas LLC
03/15/2052	3.550%	290,000	213,364
Duke Energy Indiana LLC
04/01/2050	2.750%	195,000	123,714
04/01/2053	5.400%	674,000	658,208
Entergy Louisiana LLC
03/15/2055	5.800%	125,000	128,221
Entergy Mississippi LLC
04/15/2055	5.800%	102,000	104,497
Eversource Energy
07/15/2034	5.950%	340,000	360,893
Exelon Corp.
03/15/2052	4.100%	489,000	382,011
03/15/2053	5.600%	483,000	472,879
FirstEnergy Corp.
03/01/2050	3.400%	178,000	124,035
FirstEnergy Transmission LLC
01/15/2035	5.000%	80,000	79,933
Florida Power & Light Co.
03/15/2055	5.700%	134,000	139,031
Jersey Central Power & Light Co.
01/15/2035	5.100%	161,000	163,247
MidAmerican Energy Co.
02/01/2055	5.300%	135,000	131,402
NextEra Energy Capital Holdings, Inc.
03/15/2035	5.450%	755,000	780,727
Oncor Electric Delivery Co. LLC
06/15/2054	5.550%	213,000	212,049
Pacific Gas and Electric Co.
07/01/2050	4.950%	480,000	413,533
Virginia Electric and Power Co.
04/01/2053	5.450%	466,000	454,690
Xcel Energy, Inc.
12/01/2049	3.500%	525,000	376,554
Total			6,616,049
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.0%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	678,000	634,587
Bacardi Ltd.(a)
05/15/2038	5.150%	636,000	601,288
05/15/2048	5.300%	246,000	222,909
Bacardi-Martini BV(a)
02/01/2035	6.000%	225,000	234,431
Campbell Soup Co.
04/24/2050	3.125%	182,000	119,949
Conagra Brands, Inc.
11/01/2048	5.400%	125,000	114,259
Keurig Dr Pepper, Inc.
04/15/2052	4.500%	55,000	44,370
Kraft Heinz Foods Co.
06/01/2046	4.375%	545,000	453,421
Tyson Foods, Inc.
09/28/2048	5.100%	135,000	124,831
Total			2,550,045
Health Care 0.0%
Becton Dickinson & Co.
02/08/2034	5.110%	230,000	234,856
Cigna Corp.
03/15/2050	3.400%	402,000	282,328
CVS Health Corp.
07/20/2045	5.125%	730,000	662,322
GE HealthCare Technologies, Inc.
06/15/2035	5.500%	25,000	25,908
HCA, Inc.
03/15/2052	4.625%	634,000	523,229
Total			1,728,643
Healthcare Insurance 0.0%
UnitedHealth Group, Inc.
04/15/2054	5.375%	1,058,000	1,014,459
06/15/2055	5.950%	127,000	132,209
Total			1,146,668
Independent Energy 0.0%
APA Corp.
02/15/2055	6.750%	242,000	244,052
Canadian Natural Resources Ltd.
02/15/2037	6.500%	105,000	114,296
Diamondback Energy, Inc.
04/18/2064	5.900%	272,000	261,976
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
10/01/2054	6.050%	464,000	452,662
Woodside Finance Ltd.
05/19/2035	6.000%	253,000	264,078
Total			1,337,064
Integrated Energy 0.0%
BP Capital Markets America, Inc.
03/17/2052	3.001%	629,000	409,483
Cenovus Energy, Inc.
02/15/2052	3.750%	256,000	181,821
Total Capital International SA
06/29/2060	3.386%	80,000	53,673
TotalEnergies Capital SA
04/05/2064	5.638%	209,000	209,019
09/10/2064	5.425%	90,000	86,668
Total			940,664
Life Insurance 0.0%
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	600,000	453,493
Northwestern Mutual Life Insurance Co. (The)(a)
Subordinated
05/29/2055	6.170%	148,000	160,065
09/30/2059	3.625%	274,000	190,114
Peachtree Corners Funding Trust II(a)
05/15/2035	6.012%	100,000	104,967
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	155,000	143,065
05/15/2050	3.300%	483,000	332,576
Total			1,384,280
Media and Entertainment 0.0%
Fox Corp.
01/25/2049	5.576%	110,000	107,093
Meta Platforms, Inc.
05/15/2063	5.750%	275,000	282,215
Total			389,308
Midstream 0.0%
Enbridge, Inc.
04/05/2054	5.950%	320,000	328,525
Energy Transfer LP
05/15/2054	5.950%	438,000	424,861
09/01/2054	6.050%	150,000	147,658
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
11/01/2042	4.700%	100,000	88,039
09/01/2044	5.400%	69,000	65,830
Kinder Morgan, Inc.
02/15/2046	5.050%	112,000	101,334
MPLX LP
04/15/2048	4.700%	70,000	58,618
03/14/2052	4.950%	311,000	265,510
04/01/2055	5.950%	109,000	106,578
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	167,000	141,934
Western Gas Partners LP
03/01/2048	5.300%	241,000	210,163
Williams Companies, Inc. (The)
06/24/2044	5.750%	330,000	333,141
Total			2,272,191
Natural Gas 0.0%
NiSource, Inc.
02/15/2044	4.800%	249,000	226,516
05/15/2047	4.375%	170,000	143,502
04/01/2055	5.850%	200,000	203,173
Southern California Gas Co.
04/01/2054	5.600%	135,000	134,989
Total			708,180
Pharmaceuticals 0.1%
AbbVie, Inc.
11/06/2042	4.400%	516,000	465,254
Amgen, Inc.
02/22/2062	4.400%	65,000	51,933
03/02/2063	5.750%	678,000	676,423
Bristol-Myers Squibb Co.
02/22/2064	5.650%	618,000	613,053
Eli Lilly & Co.
10/15/2065	5.650%	305,000	315,111
Johnson & Johnson
06/01/2054	5.250%	215,000	219,122
Merck & Co, Inc.
09/15/2055	5.700%	400,000	412,944
Merck & Co., Inc.
05/17/2053	5.000%	270,000	253,532
Pfizer, Inc.
12/15/2046	4.125%	613,000	511,750
Total			3,519,122

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.0%
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	185,000	145,288
Railroads 0.0%
Burlington Northern Santa Fe LLC
03/15/2056	5.800%	500,000	523,313
Canadian Pacific Railway Co.
12/02/2051	3.100%	165,000	111,417
Norfolk Southern Corp.
08/25/2051	2.900%	245,000	159,107
08/15/2052	4.050%	369,000	294,924
Union Pacific Corp.
02/05/2050	3.250%	713,000	502,297
Total			1,591,058
Restaurants 0.0%
McDonald’s Corp.
09/01/2049	3.625%	255,000	190,993
04/01/2050	4.200%	115,000	94,493
Total			285,486
Retailers 0.0%
Amazon.com, Inc.
05/12/2051	3.100%	711,000	493,630
Lowe’s Companies, Inc.
04/01/2052	4.250%	553,000	446,265
04/01/2062	4.450%	180,000	143,622
Walmart, Inc.
09/22/2051	2.650%	160,000	102,105
Total			1,185,622
Supermarkets 0.0%
Kroger Co. (The)
09/15/2064	5.650%	338,000	330,180
Technology 0.1%
Alphabet, Inc.
05/15/2065	5.300%	128,000	127,207
Apple, Inc.
02/08/2051	2.650%	801,000	508,595
Broadcom, Inc.(a)
11/15/2036	3.187%	745,000	635,976
Cisco Systems, Inc.
02/24/2055	5.500%	290,000	294,502
Foundry JV Holdco LLC(a)
01/25/2038	6.400%	200,000	216,760
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Intel Corp.
08/12/2051	3.050%	585,000	370,830
International Business Machines Corp.
02/10/2055	5.700%	220,000	222,910
NXP BV/Funding LLC/USA, Inc.
05/11/2041	3.250%	215,000	163,713
02/15/2042	3.125%	169,000	124,869
Oracle Corp.
07/15/2046	4.000%	385,000	299,648
04/01/2050	3.600%	319,000	224,584
02/06/2053	5.550%	182,000	171,773
09/26/2055	5.950%	190,000	189,420
03/25/2061	4.100%	117,000	84,081
Total			3,634,868
Tobacco 0.0%
BAT Capital Corp.
08/02/2043	7.079%	248,000	279,774
Transportation Services 0.0%
ERAC USA Finance LLC(a)
10/30/2034	5.200%	143,000	147,494
FedEx Corp.
05/15/2050	5.250%	260,000	238,319
United Parcel Service, Inc.
05/14/2065	6.050%	390,000	407,998
Total			793,811
Wireless 0.0%
T-Mobile US, Inc.
04/15/2050	4.500%	115,000	96,782
T-Mobile USA, Inc.
11/15/2055	5.875%	153,000	156,192
Vodafone Group PLC
06/28/2064	5.875%	240,000	238,545
Total			491,519
Wirelines 0.0%
AT&T, Inc.
12/01/2057	3.800%	1,455,000	1,038,034
Verizon Communications, Inc.
04/02/2035	5.250%	310,000	315,102
03/22/2041	3.400%	855,000	675,430
Total			2,028,566
Total Corporate Bonds & Notes (Cost $47,265,875)			45,892,599
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)

Equity Funds 47.5%
	Shares	Value ($)
International 14.2%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(c)	44,518,026	760,813,064
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(c)	32,548,234	401,970,694
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(c)	19,246,935	247,130,650
Variable Portfolio – Partners International Value Fund, Class 1 Shares(c)	20,133,238	253,074,795
Total		1,662,989,203
U.S. Large Cap 29.6%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(c),(d)	3,191,622	197,657,119
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(c),(d)	4,895,556	614,637,053
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(c),(d)	5,642,600	314,631,373
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(c),(d)	23,616,814	615,454,182
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(c),(d)	6,128,005	314,305,379
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(c),(d)	3,276,912	273,065,031
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(c),(d)	6,456,520	273,046,245
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(c),(d)	5,610,587	273,964,985
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(c),(d)	3,980,323	274,164,655
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(c),(d)	5,901,975	305,073,085
Total		3,455,999,107
U.S. Mid Cap 1.6%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(c),(d)	713,961	47,835,368
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(c),(d)	1,035,979	47,841,506
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(c),(d)	910,540	47,502,899
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(c),(d)	803,439	47,796,574
Total		190,976,347
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 2.1%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(c)	2,744,180	33,286,910
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(c),(d)	2,315,349	33,248,408
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(c),(d)	2,411,995	88,254,894
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(c),(d)	2,157,676	87,623,236
Total		242,413,448
Total Equity Funds (Cost $3,273,266,361)		5,552,378,105

Exchange-Traded Equity Funds 5.6%

U.S. Mid Large Cap 5.6%
iShares Core S&P 500 ETF	490,000	327,957,000
Vanguard S&P 500 ETF	535,000	327,623,300
Total		655,580,300
Total Exchange-Traded Equity Funds (Cost $568,957,386)		655,580,300

Exchange-Traded Fixed Income Funds 3.0%

Investment Grade 3.0%
iShares Core U.S. Aggregate Bond ETF	2,250,000	225,562,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	490,790	54,708,361
Vanguard Intermediate-Term Corporate Bond ETF	756,600	63,637,626
Total		343,908,487
Total Exchange-Traded Fixed Income Funds (Cost $340,336,807)		343,908,487

Fixed Income Funds 25.4%

Investment Grade 25.4%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(c)	34,149,068	266,362,733
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(c)	67,864,328	578,204,076
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(c)	9,060,297	85,257,397
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(c)	25,096,551	178,938,408
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(c)	19,361,862	178,516,370

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(c)	48,120,185	442,705,699
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(c)	62,816,816	578,542,871
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(c)	68,782,931	663,755,282
Total		2,972,282,836
Total Fixed Income Funds (Cost $3,377,760,173)		2,972,282,836

Residential Mortgage-Backed Securities - Agency 5.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(e)
10/16/2040- 10/14/2055	3.000%	83,302,000	74,349,860
10/16/2040- 10/14/2055	3.500%	110,050,000	101,783,366
10/16/2040- 10/14/2055	4.000%	155,530,000	147,993,555
10/14/2055	4.500%	297,200,000	288,241,753
10/14/2055	5.000%	74,400,000	73,779,293
Total Residential Mortgage-Backed Securities - Agency (Cost $688,491,958)			686,147,827

U.S. Treasury Obligations 0.0%

U.S. Treasury
02/15/2045	4.750%	758,000	762,856
05/15/2045	5.000%	614,000	637,793
08/15/2045	4.875%	309,000	315,904
Total U.S. Treasury Obligations (Cost $1,676,168)			1,716,553

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $1,247,360)	1,460,300

Put Option Contracts Purchased 0.6%

(Cost $89,006,524)	70,610,950

Money Market Funds 16.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(c),(f)	1,898,797,297	1,898,227,658
Total Money Market Funds (Cost $1,898,290,472)		1,898,227,658
Total Investments in Securities (Cost: $10,286,299,084)		12,228,205,615
Other Assets & Liabilities, Net		(540,953,022)
Net Assets		11,687,252,593
At September 30, 2025, securities and/or cash totaling $144,292,218 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,000,000 EUR	12,868,638 USD	Barclays	10/08/2025	—	(50,950)
14,000,000 NZD	8,208,574 USD	Barclays	10/08/2025	90,058	—
160,000,000 SEK	17,089,088 USD	Barclays	10/08/2025	86,730	—
110,326,142 USD	81,500,000 GBP	Barclays	10/08/2025	—	(712,880)
4,041,343 USD	38,000,000 SEK	Barclays	10/08/2025	—	(3,283)
21,000,000 EUR	24,658,200 USD	Citi	10/08/2025	—	(6,468)
110,000,000 NOK	10,970,052 USD	Citi	10/08/2025	—	(52,951)
51,110,104 USD	70,500,000 CAD	Citi	10/08/2025	—	(436,594)
80,196,534 USD	818,000,000 NOK	Citi	10/08/2025	1,774,523	—
9,889,365 USD	15,000,000 AUD	Goldman Sachs International	10/08/2025	37,035	—
14,083,848 USD	12,000,000 EUR	Goldman Sachs International	10/08/2025	10,248	—
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
6,119,247 USD	900,000,000 JPY	Goldman Sachs International	10/08/2025	—	(29,203)
7,897,134 USD	75,000,000 SEK	Goldman Sachs International	10/08/2025	72,721	—
2,500,000 EUR	2,942,481 USD	HSBC	10/08/2025	6,211	—
97,000,000 NZD	57,453,585 USD	HSBC	10/08/2025	1,203,867	—
27,597,627 USD	38,000,000 CAD	HSBC	10/08/2025	—	(284,245)
161,023,500 USD	137,500,000 EUR	HSBC	10/08/2025	471,350	—
2,683,564 USD	2,000,000 GBP	HSBC	10/08/2025	6,332	—
21,744,392 USD	16,000,000 GBP	HSBC	10/08/2025	—	(225,224)
11,074,164 USD	110,000,000 NOK	HSBC	10/08/2025	—	(51,161)
1,000,000 GBP	1,353,916 USD	JPMorgan	10/08/2025	8,968	—
22,000,000 CAD	15,931,800 USD	Morgan Stanley	10/08/2025	118,790	—
4,000,000 CHF	5,055,278 USD	Morgan Stanley	10/08/2025	26,578	—
4,000,000 CHF	5,020,123 USD	Morgan Stanley	10/08/2025	—	(8,578)
1,600,000,000 JPY	10,854,331 USD	Morgan Stanley	10/08/2025	27,587	—
2,300,000,000 JPY	15,490,041 USD	Morgan Stanley	10/08/2025	—	(73,404)
12,000,000 NZD	7,155,060 USD	Morgan Stanley	10/08/2025	196,332	—
60,000,000 SEK	6,401,719 USD	Morgan Stanley	10/08/2025	25,835	—
12,000,000 SEK	1,274,528 USD	Morgan Stanley	10/08/2025	—	(649)
23,710,363 USD	36,500,000 AUD	Morgan Stanley	10/08/2025	443,877	—
5,434,140 USD	7,500,000 CAD	Morgan Stanley	10/08/2025	—	(43,341)
13,599,119 USD	2,000,000,000 JPY	Morgan Stanley	10/08/2025	—	(65,689)
19,324,337 USD	32,500,000 NZD	Morgan Stanley	10/08/2025	—	(477,783)
13,000,000 AUD	8,486,257 USD	UBS	10/08/2025	—	(116,623)
59,500,000 CHF	74,246,039 USD	UBS	10/08/2025	—	(555,884)
35,000,000 NOK	3,499,175 USD	UBS	10/08/2025	—	(8,144)
35,000,000 NZD	20,576,878 USD	UBS	10/08/2025	280,588	—
18,119,943 USD	27,500,000 AUD	UBS	10/08/2025	78,458	—
10,654,912 USD	16,000,000 AUD	UBS	10/08/2025	—	(66,752)
9,423,308 USD	13,000,000 CAD	UBS	10/08/2025	—	(79,256)
20,258,175 USD	15,000,000 GBP	UBS	10/08/2025	—	(83,955)
8,000,000 AUD	5,205,522 USD	Wells Fargo	10/08/2025	—	(88,558)
30,000,000 CAD	21,535,970 USD	Wells Fargo	10/08/2025	—	(27,226)
36,000,000 EUR	42,339,966 USD	Wells Fargo	10/08/2025	57,678	—
9,000,000 GBP	12,088,241 USD	Wells Fargo	10/08/2025	—	(16,291)
80,000,000 NOK	8,022,986 USD	Wells Fargo	10/08/2025	6,257	—
3,000,000 NZD	1,735,095 USD	Wells Fargo	10/08/2025	—	(4,587)
90,000,000 SEK	9,700,366 USD	Wells Fargo	10/08/2025	136,540	—
455,000,000 SEK	47,678,927 USD	Wells Fargo	10/08/2025	—	(671,528)
28,911,168 USD	44,000,000 AUD	Wells Fargo	10/08/2025	206,272	—
16,216,379 USD	12,000,000 GBP	Wells Fargo	10/08/2025	—	(77,003)
255,737,081 USD	37,600,000,000 JPY	Wells Fargo	10/08/2025	—	(1,308,597)
Total				5,372,835	(5,626,807)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	169	10/2025	EUR	13,342,550	—	(37,150)
DAX Index	3	12/2025	EUR	1,800,825	10,076	—
Euro STOXX 50 Index	1,223	12/2025	EUR	67,766,430	1,840,569	—
IBEX 35 Index	69	10/2025	EUR	10,700,589	82,929	—
MSCI Singapore Index	734	10/2025	SGD	32,835,490	35,841	—
OMXS30 Index	2,405	10/2025	SEK	640,932,500	706,129	—
S&P 500 Index E-mini	2,747	12/2025	USD	925,567,313	12,356,126	—
S&P/TSX 60 Index	315	12/2025	CAD	111,686,400	1,899,955	—
SPI 200 Index	212	12/2025	AUD	47,026,900	—	(174,915)
TOPIX Index	482	12/2025	JPY	15,139,620,000	150,621	—
U.S. Long Bond	71	12/2025	USD	8,278,156	185,673	—

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	275	12/2025	USD	30,937,500	44,979	—
U.S. Treasury 10-Year Note	649	12/2025	USD	73,012,500	—	(352,446)
U.S. Treasury 2-Year Note	908	12/2025	USD	189,225,782	202,860	—
U.S. Treasury 2-Year Note	410	12/2025	USD	85,443,360	—	(49,739)
U.S. Treasury 5-Year Note	1,812	12/2025	USD	197,861,907	467,205	—
U.S. Treasury 5-Year Note	780	12/2025	USD	85,172,344	—	(312,598)
Total					17,982,963	(926,848)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(185)	12/2025	GBP	(17,403,875)	—	(276,393)
FTSE/MIB Index	(118)	12/2025	EUR	(25,071,460)	181,757	—
Russell 2000 Index E-mini	(25)	12/2025	USD	(3,069,375)	23,727	—
Russell 2000 Index E-mini	(155)	12/2025	USD	(19,030,125)	—	(273,259)
U.S. Long Bond	(28)	12/2025	USD	(3,264,625)	—	(15,805)
U.S. Treasury 10-Year Note	(3)	12/2025	USD	(337,500)	1,526	—
U.S. Treasury 10-Year Note	(16)	12/2025	USD	(1,800,000)	—	(5,280)
U.S. Treasury 5-Year Note	(2)	12/2025	USD	(218,391)	528	—
U.S. Treasury Ultra 10-Year Note	(3)	12/2025	USD	(345,234)	1,277	—
U.S. Treasury Ultra 10-Year Note	(5)	12/2025	USD	(575,391)	—	(4,750)
U.S. Treasury Ultra Bond	(58)	12/2025	USD	(6,963,625)	—	(101,182)
Total					208,815	(676,669)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	45,481,528	68	6,670.00	12/19/2025	1,247,360	1,460,300

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	1,451,395,820	2,170	5,200.00	12/18/2026	32,621,670	26,181,050
S&P 500 Index	Morgan Stanley	USD	1,518,280,420	2,270	5,100.00	12/18/2026	36,205,697	25,185,650
S&P 500 Index	Morgan Stanley	USD	902,942,100	1,350	5,400.00	12/18/2026	20,179,157	19,244,250
Total							89,006,524	70,610,950

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(45,481,528)	(68)	6,670.00	12/19/2025	(1,260,480)	(1,011,840)
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2025, the total value of these securities amounted to $4,751,626, which represents 0.04% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2025.

(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	1,932,232,652	2,930,115,214	(2,963,995,420)	(124,788)	1,898,227,658	—	(23,015)	60,550,071	1,898,797,297
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	201,470,575	2,482	(8,248,628)	4,432,690	197,657,119	—	22,670,135	—	3,191,622
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	258,499,998	—	7,862,735	266,362,733	—	—	—	34,149,068
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	625,676,132	12,153	(23,554,711)	12,503,479	614,637,053	—	52,395,541	—	4,895,556
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	596,117,573	30,980,580	(75,007,703)	26,113,626	578,204,076	—	(11,884,538)	30,976,038	67,864,328
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	322,226,842	8,426	(12,216,564)	4,612,669	314,631,373	—	36,421,892	—	5,642,600
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	185,869,316	7,495,448	(113,157,106)	5,049,739	85,257,397	—	(5,100,827)	7,495,293	9,060,297
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	354,612,787	19,435,542	(270,953,465)	75,843,544	178,938,408	—	(80,149,963)	19,411,899	25,096,551
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	762,324,173	16,106,538	(176,970,428)	159,352,781	760,813,064	—	39,658,074	16,106,538	44,518,026
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	629,172,910	10,870	(45,125,128)	31,395,530	615,454,182	—	31,403,227	—	23,616,814
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	314,622,303	1,238	(24,813,633)	24,495,471	314,305,379	—	26,052,526	—	6,128,005
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	47,405,102	2,680	(2,576,450)	3,004,036	47,835,368	—	5,530,531	—	713,961
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	47,292,310	3,291	(1,920,501)	2,466,406	47,841,506	—	2,660,668	—	1,035,979
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	32,927,093	5,895,358	(2,746,080)	(2,789,461)	33,286,910	5,496,028	182,947	397,616	2,744,180
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	32,905,023	4,360,819	(3,396,331)	(621,103)	33,248,408	4,357,637	1,463,198	—	2,315,349
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	183,753,146	3,957,326	(20,933,610)	11,739,508	178,516,370	—	(2,545,643)	3,955,296	19,361,862
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	456,923,660	13,977,651	(49,983,043)	21,787,431	442,705,699	—	(9,068,285)	13,975,891	48,120,185
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	278,174,475	7,007	(12,487,355)	7,370,904	273,065,031	—	34,194,664	—	3,276,912

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	269,939,640	—	(8,704,132)	11,810,737	273,046,245	—	8,317,566	—	6,456,520
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	596,007,956	27,064,901	(60,177,228)	15,647,242	578,542,871	—	(6,630,109)	27,059,737	62,816,816
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	47,296,977	1,601	(430,971)	635,292	47,502,899	—	651,644	—	910,540
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	272,420,305	—	(15,060,996)	16,605,676	273,964,985	—	18,570,879	—	5,610,587
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	47,734,297	2,393	(2,006,505)	2,066,389	47,796,574	—	3,969,923	—	803,439
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	280,673,442	10,330	(38,803,457)	32,284,340	274,164,655	—	10,047,578	—	3,980,323
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	685,570,605	35,421,551	(70,791,724)	13,554,850	663,755,282	—	(7,539,012)	35,418,903	68,782,931
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	309,776,692	3,216	(12,148,469)	7,441,646	305,073,085	—	28,175,108	—	5,901,975
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	407,025,179	22,277,164	(76,057,520)	48,725,871	401,970,694	15,973,291	12,881,329	6,303,873	32,548,234
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	242,485,970	3,760,522	(28,740,123)	29,624,281	247,130,650	1,880,070	2,738,542	1,880,453	19,246,935
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	247,405,374	7,785,534	(43,600,098)	41,483,985	253,074,795	586,787	11,587,088	7,198,747	20,133,238
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	86,407,200	10,128	(1,302,850)	3,140,416	88,254,894	—	1,901,348	—	2,411,995
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	86,415,582	10,741	(992,077)	2,188,990	87,623,236	—	683,749	—	2,157,676
Total	10,582,865,291			619,704,912	10,422,888,599	28,293,813	229,216,765	230,730,355

(d)	Non-income producing investment.
(e)	Represents a security purchased on a when-issued basis.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Moderate Growth Fund, September 30, 2025 (Unaudited)
Currency Legend (continued)
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Variable Portfolio – Managed Volatility Moderate Growth Fund  | 2025

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3QT7048_12_D01_(11/25)